Goodwill and Other Intangible Assets (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Goodwill Roll Forward
Goodwill	$ 1,486	$ 1,493
Accumulated impairment losses	(215)	(194)
Net balance	1,271	1,299
Impairment losses	17	21	122
Goodwill acquired during the year	2,489
Goodwill associated with the sale of a business	0
Foreign currency translation and other	(10)	(7)
Goodwill	3,965	1,486	1,493
Accumulated impairment losses	(232)	(215)	(194)
Net balance	3,733	1,271	1,299
Finite Lived Intangible Assets [Line Items]
Gross Balance	667	538
Accumulated Amortization	164	151
Net Balance	503	387
Finite Lived Intangible Assets Future Amortization Expense Abstract
Estimated Amortization Expense 2012	138
Estimated Amortization Expense 2013	32
Estimated Amortization Expense 2014	23
Estimated Amortization Expense 2015	22
Estimated Amortization Expense 2016	15
Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Balance	63	61
Intangible Assets Other Disclosures [Abstract]
Gross Balance	730	599
Net Balance	566	448
Total intangible assets acquired	172	227
Intangible asset amortization expense	36	14	16
Project Development Rights [Member}
Acquired Finite Lived Intangible Assets [Line Items]
Amount		141
Contractual Payment Rights [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Amount		65
Weighted Average Amortization Period		10
Emission Allowances [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Amount		14
Electric Security Plan [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Amount	88
Weighted Average Amortization Period	1
Customer Relationships [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Amount	30
Weighted Average Amortization Period	12
Customer Contracts [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Amount	45
Weighted Average Amortization Period	3
Other Intangible Assets [Member]
Acquired Finite Lived Intangible Assets [Line Items]
Amount	4
Land Use Rights [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Balance	52	51
Acquired Indefinite Lived Intangible Assets [Line Items]
Amount		7
Emission Allowances [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Balance	4	8
Other Intangible Assets [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Balance	2	2
Trade Names [Member]
Indefinite Lived Intangible Assets By Major Class [Line Items]
Gross Balance	5	0
Acquired Indefinite Lived Intangible Assets [Line Items]
Amount	5
Project Development Rights [Member}
Finite Lived Intangible Assets [Line Items]
Gross Balance	102	117
Accumulated Amortization	0	0
Net Balance	102	117
Sales Concessions [Member]
Finite Lived Intangible Assets [Line Items]
Gross Balance	156	162
Accumulated Amortization	(92)	(89)
Net Balance	64	73
Finite Lived Intangible Assets Future Amortization Expense Abstract
Estimated Amortization Expense 2012	6
Estimated Amortization Expense 2013	6
Estimated Amortization Expense 2014	6
Estimated Amortization Expense 2015	6
Estimated Amortization Expense 2016	5
Contractual Payment Rights [Member]
Finite Lived Intangible Assets [Line Items]
Gross Balance	69	65
Accumulated Amortization	(13)	(4)
Net Balance	56	61
Finite Lived Intangible Assets Future Amortization Expense Abstract
Estimated Amortization Expense 2012	9
Estimated Amortization Expense 2013	9
Estimated Amortization Expense 2014	9
Estimated Amortization Expense 2015	9
Estimated Amortization Expense 2016	3
Land Use Rights [Member]
Finite Lived Intangible Assets [Line Items]
Gross Balance	49	50
Accumulated Amortization	(4)	(2)
Net Balance	45	48
Management Rights [Member]
Finite Lived Intangible Assets [Line Items]
Gross Balance	39	66
Accumulated Amortization	(13)	(30)
Net Balance	26	36
Emission Allowances [Member]
Finite Lived Intangible Assets [Line Items]
Gross Balance	18	8
Accumulated Amortization	0	0
Net Balance	18	8
Electric Security Plan [Member]
Finite Lived Intangible Assets [Line Items]
Gross Balance	88	0
Accumulated Amortization	(9)	0
Net Balance	79	0
Finite Lived Intangible Assets Future Amortization Expense Abstract
Estimated Amortization Expense 2012	79
Estimated Amortization Expense 2013	0
Estimated Amortization Expense 2014	0
Estimated Amortization Expense 2015	0
Estimated Amortization Expense 2016	0
Customer Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Gross Balance	30	0
Accumulated Amortization	0	0
Net Balance	30	0
Finite Lived Intangible Assets Future Amortization Expense Abstract
Estimated Amortization Expense 2012	35
Estimated Amortization Expense 2013	11
Estimated Amortization Expense 2014	4
Estimated Amortization Expense 2015	3
Estimated Amortization Expense 2016	3
Customer Contracts [Member]
Finite Lived Intangible Assets [Line Items]
Gross Balance	45	0
Accumulated Amortization	(3)	0
Net Balance	42	0
Other Intangible Assets [Member]
Finite Lived Intangible Assets [Line Items]
Gross Balance	71	70
Accumulated Amortization	(30)	(26)
Net Balance	41	44
Finite Lived Intangible Assets Future Amortization Expense Abstract
Estimated Amortization Expense 2012	9
Estimated Amortization Expense 2013	6
Estimated Amortization Expense 2014	4
Estimated Amortization Expense 2015	4
Estimated Amortization Expense 2016	4
Deepwater Subsidiary [Member]
Goodwill Roll Forward
Impairment losses		18
Carrying Amount		18
Kilroot Subsidiary [Member]
Goodwill Roll Forward
Impairment losses			118
Ukraine Subsidiaries [Member]
Goodwill Roll Forward
Impairment losses			4
Chigen Affiliate [Member]
Goodwill Roll Forward
Impairment losses	17
Carrying Amount	17
Latin America Generation [Member]
Goodwill Roll Forward
Goodwill	926	926
Accumulated impairment losses	(24)	(24)
Net balance	902	902
Impairment losses	0	0
Goodwill acquired during the year	0
Goodwill associated with the sale of a business	0
Foreign currency translation and other	0	0
Goodwill	926	926
Accumulated impairment losses	(24)	(24)
Net balance	902	902
Latin America Utilities [Member]
Goodwill Roll Forward
Goodwill	140	140
Accumulated impairment losses	(7)	(7)
Net balance	133	133
Impairment losses	0	0
Goodwill acquired during the year	0
Goodwill associated with the sale of a business	0
Foreign currency translation and other	0	0
Goodwill	140	140
Accumulated impairment losses	(7)	(7)
Net balance	133	133
North America Generation [Member]
Goodwill Roll Forward
Goodwill	101	111
Accumulated impairment losses	(38)	(20)
Net balance	63	91
Impairment losses	0	(18)
Goodwill acquired during the year	0
Goodwill associated with the sale of a business	0
Foreign currency translation and other	(10)	(10)
Goodwill	91	101
Accumulated impairment losses	(38)	(38)
Net balance	53	63
North America Utilities [Member]
Goodwill Roll Forward
Goodwill	0	0
Accumulated impairment losses	0	0
Net balance	0	0
Impairment losses	0	0
Goodwill acquired during the year	2,489
Goodwill associated with the sale of a business	0
Foreign currency translation and other	0	0
Goodwill	2,489	0
Accumulated impairment losses	0	0
Net balance	2,489	0
Europe Generation [Member]
Goodwill Roll Forward
Goodwill	137	137
Accumulated impairment losses	(137)	(137)
Net balance	0	0
Impairment losses	0	0
Goodwill acquired during the year	0
Goodwill associated with the sale of a business	0
Foreign currency translation and other	0	0
Goodwill	137	137
Accumulated impairment losses	(137)	(137)
Net balance	0	0
Asia Generation [Member]
Goodwill Roll Forward
Goodwill	81	78
Accumulated impairment losses	0	0
Net balance	81	78
Impairment losses	(17)	0
Goodwill acquired during the year	0
Goodwill associated with the sale of a business	0
Foreign currency translation and other	0	3
Goodwill	81	81
Accumulated impairment losses	(17)	0
Net balance	64	81
Corporate Other And Other Eliminations [Member]
Goodwill Roll Forward
Goodwill	101	101
Accumulated impairment losses	(9)	(6)
Net balance	92	95
Impairment losses	0	(3)
Goodwill acquired during the year	0
Goodwill associated with the sale of a business	0
Foreign currency translation and other	0	0
Goodwill	101	101
Accumulated impairment losses	(9)	(9)
Net balance	$ 92	$ 92